Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	49.20%	53.10%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	48.40%	44.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	2.40%	2.90%